Investment properties (Tables)	12 Months Ended
Dec. 31, 2022
Investment Properties
Schedule of fair value of investment properties

	Balance at 12.31.2021	Additi-ons	Impair-ment	Depre- ciation	Write-off	Exchange rate	Transfers(*)	Assets held for sale or distribution	Balance at 12.31.2022

Land	759	-	(1)	-	3	(189)	(4)	(568)	-
Buildings	2,455	2	(5)	(50)	9	(447)	14	(1,978)	-
Construction in progress	40	98	-	-	-	(20)	-	(118)	-
Total	3,254	100	(6)	(50)	12	(656)	10	(2,664)	-
(*)	Transfers to fixed assets

	Balance at 12.31.2020	Additi-ons	Impair-ment	Depre- ciation	Write-off	Exchange rate	Transfers (*)	Balance at 12.31.2021

Land	762	1	(4)	-	4	(58)	54	759
Buildings	2,859	91	(28)	(58)	3	(169)	(243)	2,455
Construction in progress	18	32	-	-	-	(3)	(7)	40
Total	3,639	124	(32)	(58)	7	(230)	(196)	3,254
(*)	Transfers to fixed assets

	Balance at 12.31.2022			Balance at 12.31.2021
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net

Land	-	-	-	759	-	759
Buildings	-	-	-	2,607	(152)	2,455
Construction in progress	-	-	-	40	-	40
Total	-	-	-	3,406	(152)	3,254

Schedule of fair value of investment properties

	2022	2021
Lease revenue	416	433
Operating expenses from investment properties that generate revenue	(92)	(108)
Operating expenses from investment properties that do not generate revenue	(99)	(103)
Net result generated by investment properties	225	222

Schedule of rates based on geographic region
	Range
Discount rate	11.25%	17.00%
Vacancy rate	0.00%	17.92%
Terminal capitalization rate	8.00%	8.25%